PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of detailed information about current and non current provisions [Text Block]
Provisions recorded as of December 31, 2021 as of December 31, 2020 are as follows:

Classes of Provisions	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Provisions, Current	337	386
Provisions for litigations	337	386
Provisions, non-Current	29,549	30,450
Provisions for litigations	6,067	6,968
Other provisions	23,482	23,482

Total Provisions	29,886	30,836

Disclosure of other provisions [text block]

	12-31-2021
Movements in Provisions	Litigations (*) ThU.S.$	Other Provisions ThU.S.$	Total ThU.S.$
Opening balance	7,354	23,482	30,836
Changes in provisions
Increase in existing provisions	8,592	—	8,592
Used provisions	(5,349)	—	(5,349)
Increase (decrease) in foreign currency exchange	(4,505)	—	(4,505)
Other Increases (Decreases)	312	—	312
Total Changes	(950)	—	(950)
Closing balance	6,404	23,482	29,886

(*)
The increase in legal claims is comprised mainly by ThU.S.$ 8,543 (Brazilian subsidiaries) and ThU.S.$ 44 (Argentina) in connection with civil and labor lawsuits. ThU.S.$ 5 (CEPP y ZFPP in Uruguay) for lawsuit held with suppliers.

	12-31-2020
Movements in Provisions	Litigations (*) ThU.S.$	Other Provisions ThU.S.$	Total ThU.S.$
Opening balance	9,524	23,500	33,024
Changes in provisions
Increase in existing provisions	3,257	—	3,257
Used provisions	(2,832)	—	(2,832)
Increase (decrease) in foreign currency exchange	(2,240)	—	(2,240)
Other Increases (Decreases)	(355)	(18)	(373)
Total Changes	(2,170)	(18)	(2,188)
Closing balance	7,354	23,482	30,836

(*)	The increase in legal claims is comprised mainly by ThU.S.$ 3,045 and ThU.S.$ 212 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.

	12-31-2019
Movements in Provisions	Litigations (*) ThU.S.$	Other Provisions ThU.S.$	Total ThU.S.$
Opening balance	10,797	23,500	34,297
Changes in provisions
Increase in existing provisions	1,196	—	1,196
Increase through business combinations	815	—	815
Used provisions	(1,988)	—	(1,988)
Increase (decrease) in foreign currency exchange	(1,942)	—	(1,942)
Other Increases (Decreases)	646	—	646
Total Changes	(1,273)	—	(1,273)
Closing balance	9,524	23,500	33,024

(*)
The increase in legal claims is composed mainly of ThU.S.$1,006 and ThU.S.$92 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits. There are ThU.S.$98 corresponding to EUFORES from Uruguay in connection with a lawsuit against suppliers.